FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Aggregated Measurement [Member]
Carrying amount
Amounts due to banks	$ 11.6	$ 13.1
Payables from securities financing transactions	4.2	5.5
Cash collateral payables on derivative instruments	36.4	31.8
Customer deposits	525.1	542.0
Debt issued measured at amortized cost	114.6	139.2
Other financial liabilities measured at amortized cost excluding lease liabilities	6.2	5.4
Not measured at fair value
Carrying amount
Amounts due to banks	11.6	13.1
Payables from securities financing transactions	4.2	5.5
Cash collateral payables on derivative instruments	36.4	31.8
Customer deposits	524.8	542.0
Debt issued measured at amortized cost	113.5	141.1
Other financial liabilities measured at amortized cost excluding lease liabilities	6.2	5.4
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	8.9	9.1
Payables from securities financing transactions	3.5	4.1
Cash collateral payables on derivative instruments	36.4	31.8
Customer deposits	491.3	535.4
Debt issued measured at amortized cost	15.4	15.8
Other financial liabilities measured at amortized cost excluding lease liabilities	6.2	5.4
Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0.0	0.0
Payables from securities financing transactions	0.0	0.0
Cash collateral payables on derivative instruments	0.0	0.0
Customer deposits	0.0	0.0
Debt issued measured at amortized cost	0.0	0.0
Other financial liabilities measured at amortized cost excluding lease liabilities	0.0	0.0
Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	2.7	4.0
Payables from securities financing transactions	0.7	1.5
Cash collateral payables on derivative instruments	0.0	0.0
Customer deposits	33.6	6.6
Debt issued measured at amortized cost	98.1	125.3
Other financial liabilities measured at amortized cost excluding lease liabilities	0.0	0.0
Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0.0	0.0
Payables from securities financing transactions	0.0	0.0
Cash collateral payables on derivative instruments	0.0	0.0
Customer deposits	0.0	0.0
Debt issued measured at amortized cost	0.0	0.0
Other financial liabilities measured at amortized cost excluding lease liabilities	0.0	0.0
UBS AG | Aggregated Measurement [Member]
Carrying amount
Amounts due to banks	11.6	13.1
Payables from securities financing transactions	4.2	5.5
Cash collateral payables on derivative instruments	36.4	31.8
Customer deposits	527.2	544.8
Funding from UBS Group AG	56.1	57.3
Debt issued measured at amortized cost	59.5	82.4
Other financial liabilities measured at amortized cost excluding lease liabilities	7.2	6.3
UBS AG | Not measured at fair value
Carrying amount
Amounts due to banks	11.6	13.1
Payables from securities financing transactions	4.2	5.5
Cash collateral payables on derivative instruments	36.4	31.8
Customer deposits	526.9	544.8
Funding from UBS Group AG	55.7	58.8
Debt issued measured at amortized cost	58.9	82.8
Other financial liabilities measured at amortized cost excluding lease liabilities	7.2	6.3
UBS AG | Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Amounts due to banks	8.9	9.1
Payables from securities financing transactions	3.5	4.1
Cash collateral payables on derivative instruments	36.4	31.8
Customer deposits	493.0	537.6
Funding from UBS Group AG	2.0	2.8
Debt issued measured at amortized cost	13.4	13.0
Other financial liabilities measured at amortized cost excluding lease liabilities	7.2	6.3
UBS AG | Not measured at fair value | Level 1
Carrying amount
Amounts due to banks	0.0	0.0
Payables from securities financing transactions	0.0	0.0
Cash collateral payables on derivative instruments	0.0	0.0
Customer deposits	0.0	0.0
Funding from UBS Group AG	0.0	0.0
Debt issued measured at amortized cost	0.0	0.0
Other financial liabilities measured at amortized cost excluding lease liabilities	0.0	0.0
UBS AG | Not measured at fair value | Level 2
Carrying amount
Amounts due to banks	2.7	4.0
Payables from securities financing transactions	0.7	1.5
Cash collateral payables on derivative instruments	0.0	0.0
Customer deposits	33.9	7.3
Funding from UBS Group AG	53.7	56.0
Debt issued measured at amortized cost	45.5	69.8
Other financial liabilities measured at amortized cost excluding lease liabilities	0.0	0.0
UBS AG | Not measured at fair value | Level 3
Carrying amount
Amounts due to banks	0.0	0.0
Payables from securities financing transactions	0.0	0.0
Cash collateral payables on derivative instruments	0.0	0.0
Customer deposits	0.0	0.0
Funding from UBS Group AG	0.0	0.0
Debt issued measured at amortized cost	0.0	0.0
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 0.0	$ 0.0